10. Capital Stock	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Capital Stock

During 2012 the Company issued a total of 86,000,165 shares of common stock. 50,000,000 shares were issued in conjunction with the Property Option Agreement detailed in Note 6. The Company issued 36,000,000 shares in private placements for total proceeds of $36,264. These private placements were comprised of four corporations purchasing 3,000,000 shares each and six individuals who purchased 4,000,000 shares each.